Income Taxes - Provision For Income Taxes (Details) - CAD CAD in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss before income taxes		CAD (69,254)	CAD (757,787)
Expected income taxes at the statutory rate of 27.00% (2015 - 26.24%)		CAD (18,650)	CAD (204,602)
Tax rate		26.93%	27.00%
Increase (decrease) in income tax recovery resulting from:
Share-based compensation		CAD 4,177	CAD 3,610
Non-taxable portion of foreign exchange (gain) loss		(11,615)	(5,309)
Effect of change in income tax rates		(104)	1,180
Effect of rate adjustments for foreign jurisdictions		(42,214)	(63,745)
Effect of U.S. tax reform		(91,830)	0
Effect of change in deferred tax benefit not recognized		(11,615)	(5,309)
Adjustments and assessments		15,423	1,572
Income tax (recovery) expense		(156,428)	(272,603)
Allowable capital losses		CAD 86,000	CAD 129,000
Saskatchewan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate		11.75%	12.00%
Canada Revenue Agency
Increase (decrease) in income tax recovery resulting from:
Adjustments and assessments	CAD 10,600
Decrease in non-capital loss tax pools	CAD 39,300